Share Capital - Preferred Shares (Details) - Preferred shares - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Equity, shares	36,000,000	36,000,000	36,000,000
Issued capital, beginning balance (in shares)	CAD 874
Issued capital, ending balance (in shares)	CAD 874
Series 1 converted to series 2
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares, conversions	(1,564,068)
Increase (decrease) in preferred shares, conversions	CAD (38)
Series 2 converted to series 1
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares, conversions	1,564,068
Increase (decrease) in preferred shares, conversions	CAD 38